Note 6 - Leases (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Lessee, Operating Lease, Supplemental Cash Flows Information [Table Text Block]
Supplemental Cash Flows Information, twelve months ended December 31	2020

Cash paid for amounts included in the measurement of operating lease liabilities	$37,018
Right-of-use assets obtained in exchange for operating lease obligation	$50,963

Weighted Average Remaining Operating Lease Term (years)	5
Weighted Average Discount Rate	3.7%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

2021	$47,803
2022	39,607
2023	28,175
2024	20,863
2025	14,985
Thereafter	29,984
Total future minimum lease payments	181,417
Less imputed interest	(17,309)
Total	164,108